As filed with the Securities and Exchange Commission on July 8, 2005

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21597

                             PRIMECAP ODYSSEY FUNDS
                             ----------------------
               (Exact name of registrant as specified in charter)

                        225 SOUTH LAKE AVENUE, SUITE 400
                               PASADENA, CA 91101
                               ------------------
               (Address of principal executive offices) (Zip code)

                              DAVID H. VAN SLOOTEN
                        225 SOUTH LAKE AVENUE, SUITE 400
                               PASADENA, CA 91101
                               ------------------
                     (Name and address of agent for service)

                                 (626) 304-9222
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2005

Date of reporting period: APRIL 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.




                                                        SEMI-ANNUAL REPORT
                                                            APRIL 30, 2005

      [LOGO, PRIMECAP ODYSSEY FUNDS]

                                    [GRAPHIC]

                                               PRIMECAP ODYSSEY STOCK FUND

                                              PRIMECAP ODYSSEY GROWTH FUND

                                   PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND

TABLE OF CONTENTS

                                                                            Page
Report from PRIMECAP Management Company ...................................    1
Expense Example ...........................................................    8
Sector Breakdown ..........................................................   10
Schedule of Investments ...................................................   12
  PRIMECAP Odyssey Stock Fund .............................................   12
  PRIMECAP Odyssey Growth Fund ............................................   16
  PRIMECAP Odyssey Aggressive Growth Fund .................................   20
Statements of Assets and Liabilities ......................................   23
Statements of Operations ..................................................   24
Statement of Changes in Net Assets ........................................   25
  PRIMECAP Odyssey Stock Fund .............................................   25
  PRIMECAP Odyssey Growth Fund ............................................   26
  PRIMECAP Odyssey Aggressive Growth Fund .................................   27
Financial Highlights ......................................................   28
Notes to Financial Statements .............................................   29

REPORT FROM PRIMECAP MANAGEMENT COMPANY

In our inaugural letter to our shareholders, we would like to take a moment to discuss not only the performance of the PRIMECAP Odyssey Funds, but also our investment philosophy and process. We thank you in advance for taking the time to peruse this discussion, as it will set the context for a continual, ongoing dialogue regarding our efforts to achieve superior relative returns on the capital with which you have entrusted us.

INVESTMENT PHILOSOPHY AND PROCESS

Our singular goal in managing all three Odyssey Funds is the achievement of superior long-term capital appreciation. We evaluate securities based on their outlook over a three to five year time horizon, with the intention of holding them considerably longer if their fundamentals warrant it.

In the Odyssey Stock Fund, we seek to invest in companies whose long-term value, in our judgment, will substantially exceed their current market capitalizations. This leads us to a combination of growth and value stocks that we believe are under-appreciated by the market.

In the Odyssey Growth and Aggressive Growth Funds, we seek to invest in companies whose long-term growth, in our judgment, will substantially exceed that suggested by their current market valuations. We are particularly attracted to companies with substantial unit growth potential, which frequently leads us to research-intensive companies that stimulate growth through innovation.

For all three Odyssey Funds, fundamental research forms the foundation of our decision making process. Our purpose in conducting such research is to develop opinions independent of Wall Street research. Our decisions may be based on more optimistic expectations we hold for new products, new markets, new management, changing industry dynamics, and other factors.

We believe that the key to successful investment decisions rests in correctly appraising the relationship between the fundamental value of a company and the market price of its stock. A company may be valuable because of its ability to make money, its assets, or both. However, a company is a good investment only if it is purchased at the right price. One of PRIMECAP Management Company's long-held tenets has been that the perception of risk is often inversely proportional to actual risk. Consequently, our search for new ideas frequently begins with companies and industries that are currently out of favor among investors. Patience is critical to our approach. Through our research efforts, we generate the conviction to buy stocks that may be declining in price or are generally disliked by analysts. We are comfortable in making investments early, waiting for our theses to evolve, and waiting for fundamentals to be recognized by the market.

Core to PRIMECAP Management Company's ethos is a belief that individuals, not committees, generate the best investment ideas. We utilize a multiple counselor system in which each portfolio manager independently manages a portion of each mutual fund. Portfolio managers choose only their highest conviction stock selections in their respective portfolios. Each mutual fund achieves diversification through aggregation of each portfolio manager's portfolio. Since portfolio managers choose only their highest conviction ideas for their portfolios, sector allocation weightings often differ substantially from the S&P
500. While we believe this will provide a superior return over the long term, our results can differ materially from the S&P 500 in any given year. To the extent that an individual portfolio manager or financial analyst convinces others of the merits of a particular investment idea, our weighting in that idea may become very significant due to the collective ownership by several portfolio managers. At times, this can lead to a fairly concentrated portfolio. Our top ten positions often represent more than 25% of each mutual fund.

PRIMECAP ODYSSEY STOCK FUND

From November 1, 2004 to April 30, 2005, the Odyssey Stock Fund's total return of 4.90% exceeded the 3.24% return recorded by the unmanaged Standard & Poor's 500 Composite Stock Index. The Stock Fund's out-performance was driven primarily by stock selection, with mixed results from sector allocation.

Our most heavily weighted sector in this Fund was Health Care, which constituted 22% of our portfolio and exceeded the benchmark weighting by 9 percentage points. Despite favorable performance from Eli Lilly, Roche, Guidant, and Sepracor, the substantial decline of Biogen Idec caused our Health Care investments, which appreciated 6.1%, to substantially lag the S&P Health Care sector performance of 11.6%. Biogen Idec, one of the Fund's largest holdings, unexpectedly withdrew a promising multiple sclerosis drug after it was linked to a serious neurological disorder.

The Stock Fund benefited substantially from its Energy holdings, which appreciated 24.8% versus the S&P Energy sector return of 16.7%. Unocal, our largest investment in this sector, saw a 29.9% gain, fueled in part by a proposed takeover and in part by a growing appreciation of Unocal's attractive portfolio of oil and gas assets.

Our Information Technology (IT) selections in the Stock Fund also contributed to the relative out-performance of this Fund. In this sector, favorable stock selection offset our over-allocation to this underperforming sector. Our IT investments returned -1.1% versus the S&P IT sector return of -4.3%. Corning, our largest investment in this sector, appreciated 17.8%, owing to an acceleration in demand for its LCD glass products.

The table below lists the top ten holdings, which collectively represent 25% of the total portfolio.

--------------------------------------------------------------------------------
PRIMECAP ODYSSEY STOCK FUND TOP 10 HOLDINGS           % OF FUND         % GAIN
--------------------------------------------------------------------------------
Eli Lilly & Co.                                           3.8             7.4
Novartis AG ADR                                           3.5             3.0
Roche Holding AG-CHF                                      3.0            16.0
Unocal Corp.                                              2.3            29.9
Corning Inc.                                              2.3            17.8
Pfizer Inc.                                               2.2            (4.4)
Southwest Airlines Inc.                                   2.1            (3.7)
Medtronic Inc.                                            2.0             4.3
Biogen Idec                                               1.9           (37.1)
Guidant Corp.                                             1.9            18.0
--------------------------------------------------------------------------------
TOTAL % OF FUND, AVERAGE % GAIN                          25.0             5.1
--------------------------------------------------------------------------------

PRIMECAP ODYSSEY GROWTH FUND

From November 1, 2004 to April 30, 2005, the Odyssey Growth Fund's total return of 4.50% exceeded the 3.24% return recorded by the unmanaged Standard & Poor's 500 Composite Stock Index and the 1.14% return recorded by the Russell 1000 Growth Index. We feel that it is important to benchmark the Growth Fund against both the S&P 500 and the Russell 1000 Growth Index, due to the Fund's objective of selecting investments with above average growth potential. The Growth Fund's out-performance was driven primarily by stock selection, with mixed results from sector allocation.

Our most heavily weighted sectors in this Fund are Health Care and Information Technology (IT). Together, these two sectors constitute 48% of the portfolio. We have found a number of research-intensive companies that stimulate growth through innovation. We believe that such companies, when purchased at reasonable valuations, tend to out-perform over long-term time horizons.

Our IT investments constituted 25% of the total portfolio, exceeding the S&P IT sector weighting by 9 percentage points. Favorable stock selection more than offset our heavy allocation to this underperforming sector. Our IT investments appreciated 0.8% versus the S&P IT sector return of -4.3%. Corning, our largest investment in this sector, appreciated 17.8%, owing to an acceleration in demand for its LCD glass products.

Our Health Care investments constituted 23% of the Growth Fund's portfolio and exceeded the S&P Health Care sector weighting by over 10 percentage points. Despite favorable performance from Eli Lilly, Roche and Sepracor, the substantial decline of Biogen Idec caused our Health Care investments, which appreciated 8.5%, to lag the S&P Health Care sector performance of 11.6%. Biogen Idec, one of the Fund's largest holdings, unexpectedly withdrew a promising multiple sclerosis drug after it was linked to a serious neurological disorder.

The Growth Fund benefited substantially from its Energy holdings, which appreciated 23.1% versus the S&P Energy sector return of 16.7%. Unocal, our largest investment in this sector, saw a 29.9% gain, fueled in part by a proposed takeover and in part by a growing appreciation of Unocal's attractive portfolio of oil and gas assets.

The table below lists the top ten holdings, which collectively represent over 27% of the total portfolio.

--------------------------------------------------------------------------------
PRIMECAP ODYSSEY GROWTH FUND TOP 10 HOLDINGS          % OF FUND         % GAIN
--------------------------------------------------------------------------------
Eli Lilly & Co.                                           3.5             7.4
Roche Holding AG-CHF                                      3.1            12.9
Novartis AG ADR                                           3.0             3.0
Unocal Corp.                                              3.0            29.9
Southwest Airlines Inc.                                   2.6            (3.7)
Pfizer Inc.                                               2.6            (4.4)
Sepracor Inc.                                             2.6            30.4
Biogen Idec                                               2.5           (37.1)
Corning Inc.                                              2.3            17.8
Pall Corp.                                                2.2             3.0
--------------------------------------------------------------------------------
TOTAL % OF FUND, AVERAGE GAIN                            27.4             5.9
--------------------------------------------------------------------------------

PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND

From November 1, 2004 to April 30, 2005, the Odyssey Aggressive Growth Fund's return of -1.10% trailed the 3.24% return recorded by the unmanaged Standard & Poor's 500 Composite Stock Index and the 4.07% return recorded by the Russell Midcap Growth Index. We feel that it is important to benchmark the Aggressive Growth Fund against both the S&P 500 and the Russell Midcap Growth Index, due to the Fund's objective of selecting mid-cap and small-cap companies with above average growth potential. The Aggressive Growth Fund's under-performance was driven by a combination of unfavorable stock selection and sector allocation.

Our most heavily weighted sector in this Fund was Information Technology (IT), which constituted 40% of our portfolio and exceeded the S&P IT sector weighting by 24 percentage points. While our return of -1.6% was substantially better than the S&P IT sector return of -4.3%, our extremely heavy concentration in this sector, and resultant lack of weighting in strong performing sectors, substantially contributed to this Fund's under-performance. Despite this setback, we intend to maintain this level of concentration in IT, as we believe our selections in this sector have significant long-term potential.

While we were only slightly over-weighted in Health Care in the Aggressive Growth Fund, our selections were extremely unfavorable, producing a return of -10.0% versus the S&P Health Care Index gain of 11.6%. Some of our significant disappointments included Ligand, Conceptus, Dendreon, and Pharmacyclics, which declined 41%, 31%, 58%, and 40%, respectively. Ligand has suffered from disappointing data on one of its pipeline drugs and its failure to file its 10K annual report on time. We believe that Conceptus, Dendreon, and Pharmacyclics have been hurt by a poor market environment for small capitalization biotechnology and medical device companies. We remain optimistic about the long-term prospects for these stocks. We believe all three companies are well on their way to marketing medical breakthroughs addressing billion dollar market opportunities in areas including non-incisional permanent birth control, prostate cancer, and brain metastasis. Even though we saw strong results from Affymetrix, up 54%, and Sepracor, up 30%, the gains and weightings were not substantial enough to offset the losses produced by the aforementioned unfavorable selections.

Finally, while our Energy selections in the Aggressive Growth Fund produced a return of 11.7%, this return lagged the S&P Energy sector return of 16.7%.

The table below lists the top ten holdings, which collectively represent 33% of the total portfolio.

--------------------------------------------------------------------------------
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
TOP 10 HOLDINGS                                       % OF FUND         % GAIN
--------------------------------------------------------------------------------
JetBlue Airways                                           3.9           (10.1)
Affymetrix, Inc.                                          3.8            53.7
Minerals Technologies                                     3.7            10.0
THQ, Inc.                                                 3.6            32.0
RADVision Ltd.                                            3.4             8.4
Sepracor Inc.                                             3.4            30.4
ASM Lithography                                           3.0             2.3
AMIS Holdings Inc.                                        2.7           (25.5)
Pall Corp.                                                2.7             3.0
American Italian Pasta                                    2.6            18.3
--------------------------------------------------------------------------------
TOTAL % OF FUND, AVERAGE GAIN                            32.8            12.2
--------------------------------------------------------------------------------

Many of our selections in the Aggressive Growth Fund have been and will continue to be volatile, as their valuations are based on expectations of future revenue streams from innovative new technologies, drugs, and medical devices. Interestingly, the Aggressive Growth Fund was the top performing Odyssey Fund from November 1, 2004 to December 31, 2004, after which it gave back all of its out-performance and more. Expectations of future revenues can change substantially from quarter to quarter, with little or no new data precipitating such changes in sentiment. We believe that over long-term time horizons, sentiment becomes less relevant, and substantial earnings, once they manifest, enable these types of investments to recover and ultimately out-perform.

STRUCTURE OF PORTFOLIO, POSITIONING, AND OUTLOOK FOR THE PRIMECAP ODYSSEY FUNDS

We select stocks using a bottom-up methodology, with each stock being purchased based on its own merits; however, there are several themes worthy of discussion.

Generally speaking, all three Odyssey Funds are positioned to benefit from an improving economy and increased business spending. Over the last few years, the consumer has done well and camouflaged a difficult business environment. Lower interest rates, mortgage refinancing, and dramatic automobile manufacturer rebates have provided the engine for consumers to continue to spend. We are less optimistic on consumer spending going forward. Business investment, on the other hand, has lagged. Businesses are reluctant to make major capital investments until they see clear signs of an economic rebound. In the meantime, businesses have been strengthening their balance sheets. We are generally optimistic that the U.S. economy will continue to improve, and our portfolio is positioned accordingly. For example, Information Technology continues to represent a substantial sector weighting in all three Funds. Within the S&P 500, Information Technology was the second-worst performing sector in 2004. The group has not done well over the last several years, and we expect our stock selections within this group to benefit from an improving economy.

We are substantially weighted in Health Care in all three Odyssey Funds. The negative sentiment surrounding pharmaceuticals has never been so great. We believe that the current pharmaceutical valuations are discounting prevailing concerns far too heavily. The price-to-earnings ratio of the pharmaceuticals relative to that of the S&P 500 has only been this low once in the last 40 years
- during the threat of U.S. health care nationalization in 1993. Analyst perception of pharmaceutical companies' abilities to fight generic competition has gone from overly optimistic to overly pessimistic, in our opinion. Pharmaceutical companies are pursuing new strategies, including selling generic versions of their own drugs as soon as the first generic equivalents are approved. Drug re-importation should diminish, not increase, following the recent Health and Human Services task force pronouncement that drug re-importation is unsafe and Canadian government actions to stem the flow of drugs back into the U.S. The recently passed Medicare drug prescription benefit, which does not involve price controls, and Republican-controlled executive and legislative branches should also bode well for these stocks. Health Care represented the worst performing sector of the S&P 500 in 2004, which gives us hope that being overweighted in this sector will help our performance in 2005.

In all three Funds, we are slightly over-weighted in Energy. While this sector was the best performing sector in 2004 and oil prices have come down from their highs, we still believe many of these stock prices reflect an even lower price of oil. The Energy sector's weighting within the S&P 500 peaked in November 1980 at 30%. Over the next two decades, the sector performed poorly, hitting a low of less than 6% of the S&P 500 in 2003. We feel that its current weighting of 7.9% of the S&P 500 is still modest relative to the earnings the industry can generate if oil prices continue to trade in a meaningfully higher band than in the prior two decades.

In closing, we would like to thank you for entrusting us with your hard-earned capital. We will continue to work diligently and assiduously to prove worthy of that trust.


With Warm Regards,

PRIMECAP Management Company


--------------------------------------------------------------------------------
SHORT TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF THE FUNDS' FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE MADE BASED SOLELY ON RETURNS.

Performance figures reflect fee waivers in effect and in the absence of fee waivers, total returns would be lower.

The Standard & Poor's Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the market in general. This index does not incur expenses and is not available for investment.

Price to earnings is calculated by dividing the current price of the stock by the company's earnings per share.

MUTUAL FUND INVESTING INVOLVES RISK AND LOSS OF PRINCIPAL IS POSSIBLE. THE FUNDS INVEST IN SMALLER COMPANIES, WHICH INVOLVE ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY. ALL FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVES GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS.

Please refer to the Schedule of Investments for details on fund holdings. Fund holdings are subject to change at any time and are not recommendations to buy or sell any security.

PRIMECAP ODYSSEY FUNDS
EXPENSE EXAMPLE - (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid during Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumes rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------
                                           BEGINNING     ENDING     EXPENSES PAID    EXPENSE RATIO
                                            ACCOUNT      ACCOUNT    DURING PERIOD*   DURING PERIOD*
                                             VALUE        VALUE      (11/01/04 TO     (11/01/04 TO
                                          (11/01/04)   (04/30/05)      04/30/05)        04/30/05)
---------------------------------------------------------------------------------------------------
PRIMECAP ODYSSEY STOCK FUND
Actual Performance                          $1,000       $1,049          $6.32            1.25%
Hypothetical Performance
   (5% return before expenses)              $1,000       $1,018          $6.22            1.25%

PRIMECAP ODYSSEY GROWTH FUND
Actual Performance                          $1,000       $1,045          $6.30            1.25%
Hypothetical Performance
   (5% return before expenses)              $1,000       $1,018          $6.22            1.25%

PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
Actual Performance                          $1,000       $  989          $6.13            1.25%
Hypothetical Performance
   (5% return before expenses)              $1,000       $1,018          $6.22            1.25%
---------------------------------------------------------------------------------------------------

----------
* Expenses are equal to the Funds' annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in most recent period inception to date (180), then divided by the number of days in the fiscal year (365) (to reflect the one year period).

SECTOR BREAKDOWN

                          PRIMECAP ODYSSEY STOCK FUND
                  --------------------------------------------
                  Consumer Discretionary                 11.1%
                  Consumer Staples                        1.6%
                  Energy                                  8.8%
                  Financials                              7.5%
                  Health Care                            22.9%
                  Industrials                            12.9%
                  Information Technology                 17.6%
                  Materials                               8.3%
                  Telecommunication Services              0.5%
                  Cash and Cash Equivalents               8.8%
                  --------------------------------------------
                  TOTAL                                 100.0%
                  --------------------------------------------

                          PRIMECAP ODYSSEY GROWTH FUND
                  --------------------------------------------
                  Consumer Discretionary                 11.1%
                  Consumer Staples                        0.4%
                  Energy                                 10.0%
                  Financials                              6.1%
                  Health Care                            25.5%
                  Industrials                             9.8%
                  Information Technology                 24.2%
                  Materials                               3.5%
                  Telecommunication Services              1.0%
                  Cash and Cash Equivalents               8.4%
                  --------------------------------------------
                  TOTAL                                 100.0%
                  --------------------------------------------

The tables above list sector allocations as a percentage of each Fund's total investments as of April 30, 2005. The management report makes reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

                    PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
                  --------------------------------------------
                  Consumer Discretionary                  6.4%
                  Consumer Staples                        3.1%
                  Energy                                  8.9%
                  Financials                              2.6%
                  Health Care                            13.8%
                  Industrials                            10.9%
                  Information Technology                 38.8%
                  Materials                               4.6%
                  Cash and Cash Equivalents              10.9%
                  --------------------------------------------
                  TOTAL                                 100.0%
                  --------------------------------------------

The table above lists sector allocations as a percentage of each Fund's total investments as of April 30, 2005. The management report makes reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
APRIL 30, 2005 - (UNAUDITED)

  Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS: 90.2%

CONSUMER DISCRETIONARY: 11.0%
     1,700   99 Cents Only Stores* ..............................   $    18,836
     6,200   Blue Nile, Inc.* ...................................       156,054
     3,700   CarMax, Inc.* ......................................       100,936
     4,500   Comcast Corp. - Class A* ...........................       144,495
     3,000   Cooper Tire & Rubber Co. ...........................        52,350
    12,650   DIRECTV Group, Inc. (The)* .........................       178,618
     6,600   Dress Barn, Inc.* ..................................       113,520
     4,000   Eastman Kodak Co. ..................................       100,000
     2,000   Kohl's Corp.* ......................................        95,200
     5,100   Liberty Media Corp. - Class A* .....................        51,204
     3,400   Mattel, Inc. .......................................        61,370
     7,500   News Corp. - Class A ...............................       114,600
     1,800   Nordstrom, Inc. ....................................        91,494
     5,400   Sony Corp. .........................................       198,234
     1,250   Target Corp. .......................................        58,013
     3,850   Time Warner, Inc.* .................................        64,718
     7,150   TJX Cos, Inc. ......................................       161,947
                                                                    -----------
                                                                      1,761,589
                                                                    -----------
CONSUMER STAPLES: 1.6%
     8,100   American Italian Pasta Co. - Class A ...............       191,646
     3,100   Cott Corp.* ........................................        69,409
                                                                    -----------
                                                                        261,055
                                                                    -----------
ENERGY: 8.7%
     1,800   Arch Coal, Inc. ....................................        79,812
     2,700   Cooper Cameron Corp.* ..............................       148,338
       500   EnCana Corp. .......................................        31,930
     2,600   EOG Resources, Inc. ................................       123,630
     3,763   National Oilwell Varco, Inc.* ......................       149,542
       550   Noble Corp. ........................................        27,995
     2,500   Pioneer Natural Resources Co. ......................       101,650
     3,200   Pogo Producing Co. .................................       144,032
     3,300   Schlumberger Ltd. ..................................       225,753
     6,550   Unocal Corp. .......................................       357,302
                                                                    -----------
                                                                      1,389,984
                                                                    -----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
APRIL 30, 2005 - (UNAUDITED), (CONTINUED)

  Shares                                                               Value
--------------------------------------------------------------------------------
FINANCIALS: 7.4%
     3,500   American International Group, Inc. .................   $   177,975
     7,200   Bank of New York Co., Inc. (The) ...................       201,168
       100   Berkshire Hathaway, Inc. - Class B* ................       279,801
     2,750   Chubb Corp. ........................................       224,895
     1,600   Fannie Mae .........................................        86,320
     5,750   Marsh & McLennan Cos, Inc. .........................       161,173
     1,150   MBIA, Inc. .........................................        60,237
                                                                    -----------
                                                                      1,191,569
                                                                    -----------
HEALTH CARE: 22.7%
     4,300   Affymetrix, Inc.* ..................................       198,273
     1,200   Amgen, Inc.* .......................................        69,852
     8,450   Biogen Idec, Inc.* .................................       306,228
    10,300   Eli Lilly & Co. ....................................       602,241
     2,800   GlaxoSmithKline PLC ................................       141,540
     4,000   Guidant Corp. ......................................       296,320
     6,000   Medtronic, Inc. ....................................       316,200
    11,450   Novartis AG ........................................       557,959
    12,800   Pfizer, Inc. .......................................       347,776
     4,400   Pharmacyclics, Inc.* ...............................        31,592
     3,900   Roche Holding AG ...................................       468,515
     4,900   Sepracor, Inc.* ....................................       293,608
                                                                    -----------
                                                                      3,630,104
                                                                    -----------
INDUSTRIALS: 12.7%
     1,000   3M Co. .............................................        76,470
     2,700   Alaska Air Group, Inc.* ............................        72,009
     4,500   Avery Dennison Corp. ...............................       235,575
     2,200   Burlington Northern Santa Fe Corp. .................       106,150
     1,200   Canadian National Railway Co. ......................        68,652
     2,000   Caterpillar, Inc. ..................................       176,100
     6,400   Chicago Bridge & Iron Co. N.V ......................       143,232
       950   Fluor Corp. ........................................        48,982
     6,300   JetBlue Airways Corp.* .............................       126,315
     9,600   McDermott International, Inc.* .....................       194,976
     5,600   Pall Corp. .........................................       150,248
     1,100   Raytheon Co. .......................................        41,371
    21,800   Southwest Airlines Co. .............................       324,384
     1,500   Thomas & Betts Corp.* ..............................        46,680
     3,600   Union Pacific Corp. ................................       230,148
                                                                    -----------
                                                                      2,041,292
                                                                    -----------


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
APRIL 30, 2005 - (UNAUDITED), (CONTINUED)

  Shares                                                               Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY: 17.4%
     4,050   Accenture Ltd. - Class A* ..........................   $    87,885
    11,000   Agilent Technologies, Inc.* ........................       228,250
     1,900   AMIS Holdings, Inc.* ...............................        21,394
     2,200   Applied Materials, Inc. ............................        32,714
    13,000   ASML Holding N.V.* .................................       188,370
     3,100   Comverse Technology, Inc.* .........................        70,649
    25,950   Corning, Inc.* .....................................       356,813
     2,400   Emulex Corp.* ......................................        37,272
     8,500   eSpeed, Inc. - Class A* ............................        73,440
     1,000   First Data Corp. ...................................        38,030
       496   Freescale Semiconductor, Inc. - Class B* ...........         9,355
     5,400   Intel Corp. ........................................       127,008
     5,900   Intuit, Inc.* ......................................       237,770
     1,400   KLA-Tencor Corp. ...................................        54,628
     3,770   L.M. Ericsson Telephone Co. ........................       111,026
     7,900   Microsoft Corp. ....................................       199,870
     6,000   Motorola, Inc. .....................................        92,040
    35,000   Nortel Networks Corp.* .............................        87,150
     3,400   Nvidia Corp.* ......................................        74,596
     8,500   Oracle Corp.* ......................................        98,260
     3,000   Paychex, Inc. ......................................        91,800
     1,400   Research In Motion Ltd.* ...........................        90,174
     1,600   Silicon Laboratories, Inc.* ........................        40,640
     5,000   Symbol Technologies, Inc. ..........................        66,850
    10,800   Texas Instruments, Inc. ............................       269,568
                                                                    -----------
                                                                      2,785,552
                                                                    -----------
MATERIALS: 8.2%
     5,000   Alcoa, Inc. ........................................       145,100
     3,350   Dow Chemical Co. (The) .............................       153,866
     3,150   Inco Ltd. ..........................................       112,581
     1,800   International Paper Co. ............................        61,722
     1,000   Minerals Technologies, Inc. ........................        65,320
     2,550   Monsanto Co. .......................................       149,481
     1,700   Newmont Mining Corp. ...............................        64,549
     1,000   Potash Corp. of Saskatchewan .......................        84,140
       650   Praxair, Inc. ......................................        30,439
     3,600   Vulcan Materials Co. ...............................       190,944
     3,700   Weyerhaeuser Co. ...................................       253,857
                                                                    -----------
                                                                      1,311,999
                                                                    -----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
APRIL 30, 2005 - (UNAUDITED), (CONTINUED)

  Shares                                                               Value
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES: 0.5%
     3,950   Sprint Corp. .......................................   $    87,927
                                                                    -----------
TOTAL COMMON STOCKS
   (cost $14,391,016) ...........................................    14,461,071
                                                                    -----------

Principal
  Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 8.7%
$1,393,794   Dreyfus Institutional US Treasury
               Money Market Fund ................................   $ 1,393,794
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT
   (cost $1,393,794) ............................................     1,393,794
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
   (cost $15,784,810): 98.9% ....................................    15,854,865
Other Assets less Liabilities: 1.1% .............................       166,074
                                                                    -----------
NET ASSETS: 100.0% ..............................................   $16,020,939
                                                                    ===========

----------
* Non-income producing security.


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
APRIL 30, 2005 - (UNAUDITED)

  Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS: 92.1%

CONSUMER DISCRETIONARY: 11.1%
     6,000   99 Cents Only Stores* ..............................   $    66,480
     4,550   CarMax, Inc.* ......................................       124,124
     4,000   Comcast Corp. - Class A* ...........................       128,440
    13,100   DIRECTV Group, Inc. (The)* .........................       184,972
     4,000   Gentex Corp. .......................................       129,840
     1,200   Kohl's Corp.* ......................................        57,120
     5,100   Liberty Media Corp. - Class A* .....................        51,204
     5,500   Mattel, Inc. .......................................        99,275
    11,800   News Corp. - Class A ...............................       180,304
     1,600   Nordstrom, Inc. ....................................        81,328
     2,800   Sony Corp. .........................................       102,788
     1,050   Target Corp. .......................................        48,731
     2,400   Time Warner, Inc.* .................................        40,344
     5,750   TJX Cos, Inc. ......................................       130,238
     1,850   Yum! Brands, Inc. ..................................        86,876
                                                                    -----------
                                                                      1,512,064
                                                                    -----------
CONSUMER STAPLES: 0.4%
     2,500   Cott Corp.* ........................................        55,975
                                                                    -----------
ENERGY: 10.0%
     1,000   Cooper Cameron Corp.* ..............................        54,940
     2,800   EnCana Corp. .......................................       178,808
     3,000   EOG Resources, Inc. ................................       142,650
     1,000   Murphy Oil Corp. ...................................        89,090
     2,000   Pioneer Natural Resources Co. ......................        81,320
     3,200   Pogo Producing Co. .................................       144,032
     3,150   Schlumberger Ltd. ..................................       215,492
       900   Transocean, Inc.* ..................................        41,733
     7,500   Unocal Corp. .......................................       409,125
                                                                    -----------
                                                                      1,357,190
                                                                    -----------
FINANCIALS: 6.1%
     2,150   American International Group, Inc. .................       109,328
     7,250   Bank of New York Co., Inc. (The) ...................       202,565
        40   Berkshire Hathaway, Inc. - Class B* ................       111,920
     1,942   Chubb Corp. ........................................       158,817


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
APRIL 30, 2005 - (UNAUDITED), (CONTINUED)

  Shares                                                               Value
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
     3,650   Marsh & McLennan Cos, Inc. .........................   $   102,309
       950   MBIA, Inc. .........................................        49,760
     2,000   State Street Corp. .................................        92,460
                                                                    -----------
                                                                        827,159
                                                                    -----------
HEALTH CARE: 25.6%
     5,600   Affymetrix, Inc.* ..................................       258,216
     1,500   Amgen, Inc.* .......................................        87,315
     9,450   Biogen Idec, Inc.* .................................       342,468
     5,200   Chiron Corp.* ......................................       177,580
     8,200   Eli Lilly & Co. ....................................       479,454
     1,800   GlaxoSmithKline PLC ................................        90,990
     3,700   Guidant Corp. ......................................       274,096
     4,500   Medtronic, Inc. ....................................       237,150
     8,450   Novartis AG ........................................       411,769
    12,950   Pfizer, Inc. .......................................       351,852
     3,500   Roche Holding AG ...................................       420,463
     5,800   Sepracor, Inc.* ....................................       347,535
                                                                    -----------
                                                                      3,478,888
                                                                    -----------
INDUSTRIALS: 9.9%
     1,200   3M Co. .............................................        91,764
     2,650   Avery Dennison Corp. ...............................       138,728
       700   Caterpillar, Inc. ..................................        61,635
       700   FedEx Corp. ........................................        59,465
     2,700   Fluor Corp. ........................................       139,212
     6,600   JetBlue Airways Corp.* .............................       132,330
     1,400   Kirby Corp.* .......................................        57,036
    11,200   Pall Corp. .........................................       300,496
    24,100   Southwest Airlines Co. .............................       358,607
                                                                    -----------
                                                                      1,339,273
                                                                    -----------
INFORMATION TECHNOLOGY: 24.4%
     3,350   Accenture Ltd. - Class A* ..........................        72,695
    10,750   Agilent Technologies, Inc.* ........................       223,063
    11,000   AMIS Holdings, Inc.* ...............................       123,860
     3,500   Applied Materials, Inc. ............................        52,045
    16,050   ASML Holding N.V.* .................................       232,565
     1,800   Autodesk, Inc. .....................................        57,294
     8,700   Comverse Technology, Inc.* .........................       198,273


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
APRIL 30, 2005 - (UNAUDITED), (CONTINUED)

  Shares                                                               Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
    23,200   Corning, Inc.* .....................................   $   319,000
     2,650   Cymer, Inc.* .......................................        65,694
     1,100   First Data Corp. ...................................        41,833
       220   Freescale Semiconductor, Inc. - Class B* ...........         4,149
     4,500   Intel Corp. ........................................       105,840
     4,500   Intuit, Inc.* ......................................       181,350
     2,300   KLA-Tencor Corp. ...................................        89,746
     3,000   L.M. Ericsson Telephone Co. ........................        88,350
     2,600   Macromedia, Inc.* ..................................       102,986
     2,150   McAfee, Inc.* ......................................        44,957
     7,650   Microsoft Corp. ....................................       193,545
     5,000   Motorola, Inc. .....................................        76,700
    45,200   Nortel Networks Corp.* .............................       112,548
     4,200   Nvidia Corp.* ......................................        92,148
     5,000   Oracle Corp.* ......................................        57,800
     3,000   Paychex, Inc. ......................................        91,800
     1,300   Research In Motion Ltd.* ...........................        83,733
     4,550   Silicon Laboratories, Inc.* ........................       115,570
     2,700   Symantec Corp.* ....................................        50,706
     7,100   Texas Instruments, Inc. ............................       177,216
     2,800   Trimble Navigation Ltd.* ...........................        96,376
     5,800   VeriSign, Inc.* ....................................       153,467
                                                                    -----------
                                                                      3,305,309
                                                                    -----------
MATERIALS: 3.6%
     3,100   Minerals Technologies, Inc. ........................       202,492
     2,850   Monsanto Co. .......................................       167,067
     2,400   Praxair, Inc. ......................................       112,391
                                                                    -----------
                                                                        481,950
                                                                    -----------
TELECOMMUNICATION SERVICES: 1.0%
     6,350   Sprint Corp. .......................................       141,351
                                                                    -----------
TOTAL COMMON STOCKS
   (cost $12,420,272) ...........................................    12,499,159
                                                                    -----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
APRIL 30, 2005 - (UNAUDITED), (CONTINUED)

Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 8.5%
$1,150,991   Dreyfus Institutional US Treasury
               Money Market Fund ................................   $ 1,150,991
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT
   (cost $1,150,991) ............................................     1,150,991
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
   (cost $13,571,263): 100.6% ...................................    13,650,150
Other Assets less Liabilities: (0.6%) ...........................       (78,879)
                                                                    -----------
NET ASSETS: 100.0% ..............................................   $13,571,271
                                                                    ===========

----------
* Non-income producing security.


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
APRIL 30, 2005 - (UNAUDITED)

  Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS: 89.2%

CONSUMER DISCRETIONARY: 6.4%
     6,600   99 Cents Only Stores* ..............................   $    73,128
    15,500   Blue Nile, Inc.* ...................................       390,135
     5,000   California Pizza Kitchen, Inc.* ....................       114,000
     6,600   CarMax, Inc.* ......................................       180,048
     5,000   Gentex Corp. .......................................       162,300
     1,550   Tiffany & Co. ......................................        46,732
                                                                    -----------
                                                                        966,343
                                                                    -----------
CONSUMER STAPLES: 3.1%
    16,500   American Italian Pasta Co. - Class A ...............       390,390
     3,800   Cott Corp.* ........................................        85,082
                                                                    -----------
                                                                        475,472
                                                                    -----------
ENERGY: 8.9%
     1,800   Arch Coal, Inc. ....................................        79,812
    25,000   Hanover Compressor Co.* ............................       259,250
     3,345   National Oilwell Varco, Inc.* ......................       132,930
     1,900   Noble Corp. ........................................        96,710
     9,400   Pioneer Natural Resources Co. ......................       382,204
     4,950   Pogo Producing Co. .................................       222,800
     8,200   Pride International, Inc.* .........................       182,860
                                                                    -----------
                                                                      1,356,566
                                                                    -----------
FINANCIALS: 2.7%
     5,800   Advance America Cash Advance Centers, Inc. .........        80,794
    19,700   MarketAxess Holdings, Inc.* ........................       241,522
     1,550   MBIA, Inc. .........................................        81,189
                                                                    -----------
                                                                        403,505
                                                                    -----------
HEALTH CARE: 13.8%
    12,600   Affymetrix, Inc.* ..................................       580,986
    51,950   Conceptus, Inc.* ...................................       317,414
    54,000   Dendreon Corp.* ....................................       249,480
     3,000   Intuitive Surgical, Inc.* ..........................       128,820
    43,000   Pharmacyclics, Inc.* ...............................       308,740
     8,450   Sepracor, Inc.* ....................................       506,324
                                                                    -----------
                                                                      2,091,764
                                                                    -----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
APRIL 30, 2005 - (UNAUDITED), (CONTINUED)

  Shares                                                               Value
--------------------------------------------------------------------------------
INDUSTRIALS: 10.9%
     8,000   Alaska Air Group, Inc.* ............................   $   213,360
     4,650   Avery Dennison Corp. ...............................       243,428
     4,000   Granite Construction, Inc. .........................        90,320
    29,450   JetBlue Airways Corp.* .............................       590,472
    15,000   Pall Corp. .........................................       402,450
     7,700   Southwest Airlines Co. .............................       114,576
                                                                    -----------
                                                                      1,654,606
                                                                    -----------
INFORMATION TECHNOLOGY: 38.8%
     6,900   Agilent Technologies, Inc.* ........................       143,175
    36,400   AMIS Holdings, Inc.* ...............................       409,864
    31,450   ASML Holding N.V.* .................................       455,711
     9,650   Comverse Technology, Inc.* .........................       219,924
    10,800   Cymer, Inc.* .......................................       267,732
    41,500   eSpeed, Inc. - Class A* ............................       358,560
     6,000   InPhonic, Inc.* ....................................        92,520
     6,700   Intuit, Inc.* ......................................       270,010
     6,500   KLA-Tencor Corp. ...................................       253,630
     9,000   Macromedia, Inc.* ..................................       356,490
     2,800   Macrovision Corp.* .................................        57,260
     5,600   McAfee, Inc.* ......................................       117,096
    88,500   Nortel Networks Corp.* .............................       220,365
     9,100   Nvidia Corp.* ......................................       199,654
    50,700   Opsware, Inc.* .....................................       242,346
    42,200   RADVision Ltd.* ....................................       511,886
    11,000   Rambus, Inc.* ......................................       156,420
     2,200   Research In Motion Ltd.* ...........................       141,702
     6,750   Silicon Laboratories, Inc.* ........................       171,450
    57,000   SonicWALL, Inc.* ...................................       292,980
    21,700   THQ, Inc.* .........................................       547,274
     3,000   Trimble Navigation Ltd.* ...........................       103,260
    11,350   VeriSign, Inc.* ....................................       300,321
                                                                    -----------
                                                                      5,889,630
                                                                    -----------
MATERIALS: 4.6%
     8,500   Minerals Technologies, Inc. ........................       555,220
     2,400   Monsanto Co. .......................................       140,688
                                                                    -----------
                                                                        695,908
                                                                    -----------
TOTAL COMMON STOCKS
   (cost $14,244,411) ...........................................    13,533,794
                                                                    -----------


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
APRIL 30, 2005 - (UNAUDITED), (CONTINUED)

Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 10.9%
$1,658,407   Dreyfus Institutional US Treasury
               Money Market Fund ................................   $ 1,658,407
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT
   (cost $1,658,407) ............................................     1,658,407
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
   (cost $15,902,818): 100.1% ...................................    15,192,201
Other Assets less Liabilities: (0.1%) ...........................       (23,254)
                                                                    -----------
NET ASSETS: 100.0% ..............................................   $15,168,947
                                                                    ===========

----------
* Non-income producing security.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PRIMECAP ODYSSEY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

                                          PRIMECAP          PRIMECAP           PRIMECAP
                                           ODYSSEY           ODYSSEY      ODYSSEY AGGRESSIVE
                                         STOCK FUND        GROWTH FUND        GROWTH FUND
                                        ------------      ------------       ------------
ASSETS
  Investments in
    securities, at cost ..............  $ 15,784,810      $ 13,571,263       $ 15,902,818
                                        ============      ============       ============
  Investments in equity
    securities, at value .............  $ 14,461,071      $ 12,499,159       $ 13,533,794
  Cash and cash equivalents ..........     1,392,673         1,150,099          1,658,407
  Receivables:
    Securities sold ..................         5,805                --                 --
    Dividends and interest ...........        11,674             9,709              4,852
    Fund shares sold .................       224,000                --            100,500
  Other assets .......................        34,332            34,340             34,367
                                        ------------      ------------       ------------
    Total Assets .....................    16,129,555        13,693,307         15,331,920
                                        ------------      ------------       ------------
LIABILITIES
  Payable for securities purchased ...        44,800            59,262             92,246
  Due to adviser (Note 3) ............        25,089            23,898             32,822
  Accrued administration
    fees (Note 3) ....................         5,202             5,202              5,202
  Accrued trustee fees ...............         4,089             4,089              4,089
  Accrued legal fees .................        11,213            11,196             10,374
  Other accrued expenses .............        18,223            18,389             18,240
                                        ------------      ------------       ------------
    Total Liabilities ................       108,616           122,036            162,973
                                        ------------      ------------       ------------
NET ASSETS ...........................  $ 16,020,939      $ 13,571,271       $ 15,168,947
                                        ============      ============       ============
Number of shares issued and
  outstanding (unlimited shares
  authorized, $0.01 par value) .......     1,527,908         1,298,778          1,533,575
                                        ============      ============       ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE .........  $      10.49      $      10.45       $       9.89
                                        ============      ============       ============
COMPONENTS OF NET ASSETS
  Paid-in capital ....................  $ 15,923,539      $ 13,505,187       $ 15,973,801
  Accumulated net investment loss ....        (5,382)           (4,317)           (47,401)
  Accumulated net realized gain
    (loss) on investments ............        32,727            (8,486)           (46,836)
  Net unrealized appreciation
    (depreciation) on investments ....        70,055            78,887           (710,617)
                                        ------------      ------------       ------------
    Net assets .......................  $ 16,020,939      $ 13,571,271       $ 15,168,947
                                        ============      ============       ============


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PRIMECAP ODYSSEY FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2005* - (UNAUDITED)
--------------------------------------------------------------------------------

                                            PRIMECAP         PRIMECAP           PRIMECAP
                                             ODYSSEY          ODYSSEY      ODYSSEY AGGRESSIVE
                                           STOCK FUND       GROWTH FUND        GROWTH FUND
                                          ------------     ------------       ------------
INVESTMENT INCOME
  Income
    Dividends (net of foreign taxes
      withheld of $1,816, $0, and
      $2,036, respectively) ............  $     51,012     $     51,017       $     14,737
  Interest & Other Income ..............         8,953            9,473             11,914
                                          ------------     ------------       ------------
    Total income .......................        59,965           60,490             26,651
                                          ------------     ------------       ------------
  Expenses
    Advisory fees ......................        31,366           31,107             35,545
    Insurance expense ..................        17,519           17,522             17,531
    Administration fees ................        15,868           15,868             15,868
    Legal fees .........................        15,439           15,466             15,447
    Registration fees ..................        10,650           10,650             10,650
    Audit fees .........................         9,587            9,587              9,587
    Transfer agent fees ................         8,857            9,147              9,186
    Trustee fees .......................         6,612            6,612              6,612
    Custody fees .......................         5,703            6,036              6,327
    Reports to shareholders ............         3,968            3,968              3,968
    Fund accounting fees ...............         3,968            3,967              3,967
    Miscellaneous ......................         1,488            1,488              1,488
                                          ------------     ------------       ------------
      Total expenses ...................       131,025          131,418            136,176
      Less: fees waived and expenses
        absorbed (Note 3) ..............       (65,678)         (66,611)           (62,124)
                                          ------------     ------------       ------------
      Net expenses .....................        65,347           64,807             74,052
                                          ------------     ------------       ------------
        NET INVESTMENT LOSS ............        (5,382)          (4,317)           (47,401)
                                          ------------     ------------       ------------
CHANGE IN REALIZED AND
UNREALIZED GAIN/(LOSS)
ON INVESTMENTS
  Net realized gain
    (loss) on investments ..............        32,727           (8,486)           (46,836)
  Net unrealized appreciation
    (depreciation) on investments ......        70,055           78,887           (710,617)
                                          ------------     ------------       ------------
    Net realized and unrealized gain
      (loss) on investments ............       102,782           70,401           (757,453)
                                          ------------     ------------       ------------
      NET INCREASE/(DECREASE)
        IN NET ASSETS RESULTING
        FROM OPERATIONS ................  $     97,400     $     66,084       $   (804,854)
                                          ============     ============       ============

----------
*     Commenced operations on November 1, 2004.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PRIMECAP ODYSSEY FUNDS
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED APRIL 30, 2005* - (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PRIMECAP
                                                                       ODYSSEY
                                                                     STOCK FUND
                                                                    -----------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ............................................  $    (5,382)
  Net realized gain on investments ...............................       32,727
  Net unrealized appreciation on investments .....................       70,055
                                                                    -----------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........       97,400
                                                                    -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change
    in outstanding shares (a) ....................................   15,923,539
                                                                    -----------
      TOTAL INCREASE IN NET ASSETS ...............................   16,020,939

NET ASSETS
  Beginning of period ............................................           --
                                                                    -----------
  END OF PERIOD ..................................................  $16,020,939
                                                                    ===========
  Accumulated net investment loss ................................  $    (5,382)
                                                                    ===========

(a)   A summary of capital share transactions is as follows:

                                                            PERIOD ENDED
                                                           APRIL 30, 2005*
                                                    ---------------------------
                                                       SHARES          VALUE
                                                    ------------    -----------
Shares sold ......................................     1,535,670    $16,007,345
Shares issued on reinvestment of distributions ...            --             --
Shares redeemed ..................................        (7,762)       (83,806)
                                                    ------------    -----------
Net increase .....................................     1,527,908    $15,923,539
                                                    ============    ===========

----------
*     Commenced operations on November 1, 2004.


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PRIMECAP ODYSSEY FUNDS
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED APRIL 30, 2005* - (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     PRIMECAP
                                                                      ODYSSEY
                                                                    GROWTH FUND
                                                                    -----------
INCREASE IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ............................................  $    (4,317)
  Net realized loss on investments ...............................       (8,486)
  Net unrealized appreciation on investments .....................       78,887
                                                                    -----------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........       66,084
                                                                    -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change
    in outstanding shares (a) ....................................   13,505,187
                                                                    -----------

      TOTAL INCREASE IN NET ASSETS ...............................   13,571,271

NET ASSETS
  Beginning of period ............................................           --
                                                                    -----------
  END OF PERIOD ..................................................  $13,571,271
                                                                    ===========
  Accumulated net investment loss ................................  $    (4,317)
                                                                    ===========

(a)   A summary of capital share transactions is as follows:

                                                            PERIOD ENDED
                                                           APRIL 30, 2005*
                                                    ---------------------------
                                                       SHARES          VALUE
                                                    ------------    -----------
Shares sold ......................................     1,302,165    $13,541,213
Shares issued on reinvestment of distributions ...            --             --
Shares redeemed ..................................        (3,387)       (36,026)
                                                    ------------    -----------
Net increase .....................................     1,298,778    $13,505,187
                                                    ============    ===========

----------
*     Commenced operations on November 1, 2004.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PRIMECAP ODYSSEY FUNDS
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED APRIL 30, 2005* - (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   PRIMECAP
                                                              ODYSSEY AGGRESSIVE
                                                                  GROWTH FUND
                                                                  -----------
INCREASE IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ......................................      $   (47,401)
  Net realized loss on investments .........................          (46,836)
  Net unrealized depreciation on investments ...............         (710,617)
                                                                  -----------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...         (804,854)
                                                                  -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change
    in outstanding shares (a) ..............................       15,973,801
                                                                  -----------

      TOTAL INCREASE IN NET ASSETS .........................       15,168,947

NET ASSETS
  Beginning of period ......................................               --
                                                                  -----------
  END OF PERIOD ............................................      $15,168,947
                                                                  ===========
  Accumulated net investment loss ..........................      $   (47,401)
                                                                  ===========

----------
(a)   A summary of capital share transactions is as follows:

                                                            PERIOD ENDED
                                                           APRIL 30, 2005*
                                                    ---------------------------
                                                       SHARES          VALUE
                                                    ------------    -----------
Shares sold ......................................     1,552,122    $16,169,345
Shares issued on reinvestment of distributions ...            --             --
Shares redeemed ..................................       (18,547)      (195,544)
                                                    ------------    -----------
Net increase .....................................     1,533,575    $15,973,801
                                                    ============    ===========

----------
*     Commenced operations on November 1, 2004.


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PRIMECAP ODYSSEY FUNDS
FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD - (UNAUDITED)
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMI-ANNUAL REPORT.

                                         PRIMECAP             PRIMECAP             PRIMECAP
                                          ODYSSEY              ODYSSEY        ODYSSEY AGGRESSIVE
                                        STOCK FUND           GROWTH FUND          GROWTH FUND
                                       ------------         ------------      ------------------
                                       PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                         APRIL 30,            APRIL 30,            APRIL 30,
                                          2005(1)              2005(1)              2005(1)
                                        ----------           ----------           ----------
Net asset value,
  beginning of period ...............   $    10.00           $    10.00           $    10.00
                                        ----------           ----------           ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ......        (0.00)               (0.00)               (0.03)
  Net realized and unrealized gain
    (loss) on investments ...........         0.49                 0.45                (0.08)
                                        ----------           ----------           ----------
Total from investment
  operations ........................         0.49                 0.45                (0.11)
                                        ----------           ----------           ----------
Net asset value, end of period ......   $    10.49           $    10.45           $     9.89
                                        ==========           ==========           ==========
Total return ........................         4.90%(3)             4.50%(3)            (1.10%)(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (millions) ...............   $     16.0           $     13.6           $     15.2

RATIO OF EXPENSES TO AVERAGE
NET ASSETS:
  Before fees waived and expenses
    absorbed or recouped ............         2.50%(2)             2.54%(2)             2.30%(2)
  After fees waived and expenses
    absorbed or recouped ............         1.25%(2)             1.25%(2)             1.25%(2)

RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS# ............        (0.10%)(2)           (0.08%)(2)           (0.80%)(2)
Portfolio turnover rate .............         4.60%(3)             0.97%(3)             2.61%(3)

----------
(1)   Commenced operations on November 1, 2004.
(2)   Annualized.
(3)   Not annualized.
#     Net of fees waived.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PRIMECAP ODYSSEY FUNDS
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD NOVEMBER 1, 2004 TO APRIL 30, 2005 - (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

PRIMECAP Odyssey Funds (the "Trust"), was organized on June 8, 2004 as a Delaware statutory trust and is authorized to issue unlimited shares of beneficial interest. The Trust is registered under the Investment Company Act of 1940, as an open-end management investment company comprised of three diversified series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, PRIMECAP Odyssey Aggressive Growth Fund (the "Funds"). The Funds began operations on November 1, 2004.

Each of the Fund's investment objective is to seek to provide long-term capital appreciation. The Funds seek to achieve this objective by emphasizing those companies with above average earnings growth potential that is not reflected in their current market prices.

(2) SIGNIFICANT ACCOUNTING POLICIES

The Funds consistently follow the accounting policies set forth below which are in conformity with generally accepted accounting principles in the United States of America.

      A.    SECURITY VALUATION.

            Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees.

            Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

            Interest income is translated at the exchange rates, which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

      B.    SHARES VALUATION.

            The net asset value ("NAV") per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading.

PRIMECAP ODYSSEY FUNDS NOTES TO FINANCIAL
STATEMENTS
FOR THE PERIOD NOVEMBER 1, 2004 TO APRIL 30, 2005 - (UNAUDITED), (CONTINUED)
--------------------------------------------------------------------------------

      C.    FOREIGN CURRENCY.

            Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

      D.    FEDERAL INCOME TAXES.

            The Funds have elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code. The Funds intend to distribute substantially all of their taxable income and any capital gains less any applicable capital loss carryforwards. Accordingly, no provision for Federal income taxes has been made in the accompanying financial statements.

            The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

      E.    SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS.

            Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

      F.    INDEMNIFICATION OBLIGATIONS.

            Under the Funds' organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

PRIMECAP ODYSSEY FUNDS
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD NOVEMBER 1, 2004 TO APRIL 30, 2005 - (UNAUDITED), (CONTINUED)
--------------------------------------------------------------------------------

      G.    USE OF ESTIMATES.

            The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      H.    ORGANIZATIONAL EXPENSES.

            The Investment Advisor has agreed to bear all organizational expenses for the Trust. These organizational expenses include offering costs, administration, legal and audit fees.

(3) FEES AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment management agreement with PRIMECAP Management Company (the "Investment Advisor"). Under the terms of the agreement, each of the Funds will pay a fee equal to the following annual percentages of average net assets:

                                          FOR THE FIRST      ASSETS IN EXCESS OF
                                           $100,000,000          $100,000,000
                                             PER FUND              PER FUND
                                           ------------          ------------
      PRIMECAP Odyssey
        Stock Fund .....................       0.60%                 0.55%
      PRIMECAP Odyssey
        Growth Fund ....................       0.60%                 0.55%
      PRIMECAP Odyssey
        Aggressive Growth Fund .........       0.60%                 0.55%

Although not required to do so, the Investment Advisor has agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average net assets will not exceed the following levels. The Investment Advisor will not seek reimbursement for fees waived or expenses paid under this agreement:

      PRIMECAP Odyssey
        Stock Fund .....................       1.25%
      PRIMECAP Odyssey
        Growth Fund ....................       1.25%
      PRIMECAP Odyssey
        Aggressive Growth Fund .........       1.25%

THESE PERCENTAGES ARE BASED ON THE AVERAGE DAILY NET ASSETS OF THE FUNDS.

PRIMECAP ODYSSEY FUNDS
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD NOVEMBER 1, 2004 TO APRIL 30, 2005 - (UNAUDITED), (CONTINUED)
--------------------------------------------------------------------------------

U.S. Bancorp Fund Services, LLC is the Administrator and Fund Accounting Agent to the Funds pursuant to a fund administration servicing agreement and fund accounting servicing agreement. The Funds will pay U.S. Bancorp Fund Services, LLC, under these agreements, an annual fee equal to 0.10% of the first $250 million of average daily net assets, 0.07% of the next $750 million, and 0.05% of assets over $1 billion, payable monthly and subject to a minimum annual fee of $120,000 on a trust level. The Trust's expenses for fund administration will be allocated between the Funds based on average daily net assets. U.S. Bancorp Fund Services, LLC also serves as the Transfer Agent. Fees charged for these services are based on the number of shareholder accounts and activities.

Quasar Distributors, LLC serves as the Distributor to the Funds pursuant to a Distribution Agreement.

(4) INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, for the period November 1, 2004 to April 30, 2005 were as follows:

FUND                                            PURCHASES           SALES
----                                           -----------       -----------
PRIMECAP Odyssey
  Stock Fund ...............................   $14,787,571       $   429,283
PRIMECAP Odyssey
  Growth Fund ..............................   $12,516,013       $    87,255
PRIMECAP Odyssey
  Aggressive Growth Fund ...................   $14,560,846       $   269,598

(5) DISTRIBUTION TO SHAREHOLDERS

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses, foreign currency transactions and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

PRIMECAP ODYSSEY FUNDS
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD NOVEMBER 1, 2004 TO APRIL 30, 2005 - (UNAUDITED), (CONTINUED)
--------------------------------------------------------------------------------

As of April 30, 2005, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

                                     PRIMECAP           PRIMECAP           PRIMECAP
                                      ODYSSEY            ODYSSEY      ODYSSEY AGGRESSIVE
                                    STOCK FUND        GROWTH FUND         GROWTH FUND
                                   ------------       ------------       ------------
Cost of investments
  for tax purposes                 $ 15,784,810       $ 13,571,263       $ 15,902,818
                                   ============       ============       ============
Gross tax unrealized
  appreciation                          736,657            717,675            793,534
Gross tax unrealized
  depreciation                         (666,602)          (638,789)        (1,504,152)
                                   ------------       ------------       ------------
Net tax unrealized
  appreciation/(depreciation)      $     70,055       $     78,887       $   (710,617)
                                   ============       ============       ============

(6) PROXY VOTING PROCEDURES

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

(7) FORM N-Q DISCLOSURE

The Funds will file their first and third fiscal quarter complete schedules of portfolio holdings with the SEC on Form N-Q. The Funds' Form N-Q will be available without charge, upon request, by calling 1-800-729-2307. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

                               Investment Advisor
                           PRIMECAP MANAGEMENT COMPANY
                        225 South Lake Avenue, Suite 400
                           Pasadena, California 91101

                                        o

                                   Distributor
                            QUASAR DISTRIBUTORS, LLC
                       615 East Michigan Street, 3rd Floor
                           Milwaukee, Wisconsin 53202

                                        o

                                    Custodian
                                MELLON BANK, N.A.
                                One Mellon Center
                         Pittsburgh, Pennsylvania 15258

                                        o

                                 Transfer Agent
                         U.S. BANCORP FUND SERVICES, LLC
                       615 East Michigan Street, 3rd Floor
                           Milwaukee, Wisconsin 53202

                                        o

                                  Administrator
                         U.S. BANCORP FUND SERVICES, LLC
                       2020 East Financial Way, Suite 100
                           Glendora, California 91741

                                        o

                                  Legal Counsel
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                       515 South Flower Street, 23rd Floor
                          Los Angeles, California 90071

                                    [GRAPHIC]

THIS REPORT IS INTENDED FOR THE SHAREHOLDERS OF THE PRIMECAP ODYSSEY FUNDS AND MAY NOT BE USED AS SALES LITERATURE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

PAST PERFORMANCE RESULTS SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. SHARE PRICE AND RETURNS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND ARE SUBJECT TO CHANGE.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Financial Officer and Co-Chief Executive Officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not applicable.

      (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

      (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) PRIMECAP ODYSSEY FUNDS

      By (Signature and Title)  /s/ Joel P. Fried
                                ------------------------------------------------
                                Joel P. Fried, Co-Chief Executive Officer

      Date  July 5, 2005
           ---------------------------------------------------------------------

      By (Signature and Title)  /s/ Howard B. Schow
                                ------------------------------------------------
                                Howard B. Schow, Co-Chief Executive Officer

      Date  July 5, 2005
           ---------------------------------------------------------------------

      By (Signature and Title)  /s/ Theo A. Kolokotrones
                                ------------------------------------------------
                                Theo A. Kolokotrones, Co-Chief Executive Officer

      Date  July 6, 2005
           ---------------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By (Signature and Title)* /s/ Joel P. Fried
                                ------------------------------------------------
                                Joel P. Fried, Co-Chief Executive Officer

      Date  July 5, 2005
           ---------------------------------------------------------------------

      By (Signature and Title)* /s/ Howard B. Schow
                                ------------------------------------------------
                                Howard B. Schow, Co-Chief Executive Officer

      Date  July 5, 2005
           ---------------------------------------------------------------------

      By (Signature and Title)* /s/ Theo A. Kolokotrones
                                ------------------------------------------------
                                Theo A. Kolokotrones, Co-Chief Executive Officer

      Date  July 6, 2005
           ---------------------------------------------------------------------

      By (Signature and Title)* /s/ David H. Van Slooten
                                ------------------------------------------------
                                David H. Van Slooten, Chief Financial Officer

      Date  July 5, 2005
           ---------------------------------------------------------------------
* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.